UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        DECEMBER 31, 2010
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       BLOOMBERGSEN INVESTMENT PARTNERS
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Address:    100 KING STREET WEST, SUITE 5708
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            TORONTO, ONTARIO
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            M5X 1A9
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Form 13F File Number:   28-  13755
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       JONATHAN BLOOMBERG
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Title:      CEO
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Phone:      416.594.6621
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Signature, Place, and Date of Signing:

     /s/ Jonathan Bloomberg       TORONTO, ONTARIO, CANADA      02/09/2011
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           [Signature]                  [City, State]             [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

   Form 13F File Number       Name

   28-
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[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
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Form 13F Information Table Entry Total:     11
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Form 13F Information Table Value Total:     $ 183,141
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
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                                                                                    SH/            INVESTMENT    OTHER    VOTING
       NAME OF ISSUER   TITLE OF CLASS     CUSIP   VALUE (X $1000)   SHARES AMOUNT  PRN  PUT/CALL  DISCRETION   MANAGER  AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------
AON CORPORATION         common stock     37389103           27,608      600,100.00   SH                  Sole                 Sole
COMCAST CORP SPL CL A   Class A Shares   20030N200          19,052      915,600.00   SH                  Sole                 Sole
EAGLE MATERIALS INC     common stock     26969P108           7,942      281,144.00   SH                  Sole                 Sole
MEDCO HEALTH SOLUTIONS  common stock     58405U102          38,142      622,593.00   SH                  Sole                 Sole
OMNICOM GROUP INC       common stock     681919106          12,580      274,700.00   SH                  Sole                 Sole
ORACLE CORP             common stock     68389X105          18,185      581,060.00   SH                  Sole                 Sole
PHILIP MORRIS INTL INC  common stock     718172109          14,525      248,185.00   SH                  Sole                 Sole
WRIGHT EXPRESS          common stock     98233Q105          25,583      556,200.00   SH                  Sole                 Sole
AON CORPORATION         common stock     37389103           13,803      300,000.00   SH      CALL        Sole                 Sole
EAGLE MATERIALS INC     common stock     26969P108             568       20,100.00   SH      CALL        Sole                 Sole
WELLS FARGO & CO        common stock     949746101           5,153      166,550.00   SH   Warrant        Sole                 Sole